Liquidity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Liquidity Abstract
Net income from continuing operations	$ 563,372	$ 460,397
Accumulated deficit	14,824,176
Cash balance	1,035,674	1,947,142	$ 2,258,679
Working capital	50,361,534
Restricted cash	26,339,708	29,693,689	$ 30,933,928
Accounts receivable	7,122,604	6,929,529
Loan receivables due from third parties	26,375,018	23,751,471
Other receivables	745,964	$ 656,835
Operating expenses	3,491,054
Operating expenses cash flows	$ 5,536,891